Vessels and Equipment, Net - Narrative (Details) $ in Thousands	1 Months Ended		2 Months Ended
	Aug. 31, 2019 USD ($) equipment	Jan. 31, 2018 USD ($) equipment	Jul. 31, 2018 USD ($) equipment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Property, Plant and Equipment [Line Items]
Vessels and equipment, net				$ 1,147,274	$ 812,478
Vessels and equipment
Property, Plant and Equipment [Line Items]
Number of equipment acquired | equipment	2	2	2
Transfers	$ 182,000
Vessels and equipment, net				1,136,204	803,953	$ 0
Collateral Pledged
Property, Plant and Equipment [Line Items]
Vessels and equipment, net				$ 1,147,300	812,500
Flex Endeavour | Vessels and equipment
Property, Plant and Equipment [Line Items]
Transfers		$ 197,200
Flex Enterprise | Vessels and equipment
Property, Plant and Equipment [Line Items]
Transfers		$ 197,400
Flex Ranger | Vessels and equipment
Property, Plant and Equipment [Line Items]
Transfers			$ 217,500
Flex Rainbow | Vessels and equipment
Property, Plant and Equipment [Line Items]
Transfers			$ 217,200
Flex Rainbow, Flex Enterprise, And Flex Endeavour | Vessels and equipment
Property, Plant and Equipment [Line Items]
Vessels and equipment, net					$ 580,100